American Beacon Advisors, Inc.
4151 Amon Carter Blvd. MD 2450
Fort Worth, TX 76155
March 28, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	American Beacon Funds (the “Registrant”)
1933 Act File No. 33-11387
1940 Act File No. 811-4984
Dear Sir or Madam:
          Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectus dated February 14, 2011 and supplemented March 8, 2011, for the SiM High Yield Opportunities Fund, a series of the Registrant as filed pursuant to Rule 497(e) under the 1933 Act on March 8, 2011 (Accession Number: 0000943824-11-000030).
     If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6175.

Sincerely,
/s/ John J. Okray
John J. Okray
Assistant General Counsel

cc:	Francine Rosenberger, Esq.
K&L Gates LLP